CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	15,000,000	15,000,000
Preferred stock shares issued	0	0
Preferred stock shares oustanding	0	0
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	75,000,000	75,000,000
Common stock shares issued	4,230,000	4,041,000
Common stock shares oustanding	4,230,000	4,041,000